SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 234,636	$ 199,574	$ 175,628
Operating income	56,535	47,998	40,644
Assets	112,576	100,570	72,699
Goodwill	3,777	3,406	3,356	[1]
Expenditures for assets	10,027	9,331	14,871
Depreciation and amortization	10,358	9,160	8,788
Impairment of goodwill and intangible assets			929
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	169,752	141,940	127,683
Operating income	55,012	44,045	37,268
Assets	95,384	84,777	62,236
Goodwill	1,732	1,562	1,539	[1]
Expenditures for assets	9,346	9,063	14,478
Depreciation and amortization	10,030	8,980	8,636
Impairment of goodwill and intangible assets
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	64,884	57,634	47,945
Operating income	1,523	3,953	3,376
Assets	17,192	15,793	10,463
Goodwill	2,045	1,844	1,817	[1]
Expenditures for assets	681	268	393
Depreciation and amortization	$ 328	$ 180	152
Impairment of goodwill and intangible assets			$ 929

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2017, 2016 and 2015 was US$ 7,098,000.